Quarterly Holdings Report
for
Fidelity® International Capital Appreciation Fund
July 31, 2024
IVF-NPRT3-0924
1.804818.120
Common Stocks - 99.5%
	Shares	Value ($)
Brazil - 1.4%
MercadoLibre, Inc. (a)	48,797	81,437,313
Canada - 9.4%
Alimentation Couche-Tard, Inc. (multi-vtg.)	1,435,597	88,497,201
Brookfield Asset Management Ltd. Class A (b)	1,910,960	83,375,185
Canadian Pacific Kansas City Ltd.	1,207,842	101,288,485
CGI, Inc. Class A (sub. vtg.) (a)	729,543	83,186,872
Constellation Software, Inc.	34,044	107,417,185
Constellation Software, Inc. warrants 3/31/40 (a)(c)	38,399	3
Thomson Reuters Corp.	483,601	78,373,030
TOTAL CANADA		542,137,961
Denmark - 2.9%
Novo Nordisk A/S Series B	1,266,329	167,779,599
France - 12.0%
Air Liquide SA	519,794	94,840,865
Capgemini SA	320,131	63,553,521
Compagnie de St.-Gobain	980,229	84,089,690
Dassault Systemes SA	751,264	28,479,495
Hermes International SCA	44,645	97,745,395
L'Oreal SA	219,788	95,046,852
LVMH Moet Hennessy Louis Vuitton SE	181,477	128,007,053
Safran SA	437,822	96,186,287
TOTAL FRANCE		687,949,158
Germany - 3.6%
HeidelbergCement AG	737,795	77,037,219
SAP SE	623,737	131,870,674
TOTAL GERMANY		208,907,893
India - 8.0%
Axis Bank Ltd.	6,241,431	86,926,119
Bharti Airtel Ltd.	5,290,846	94,252,582
HDFC Bank Ltd.	4,965,510	95,955,890
ICICI Bank Ltd.	6,656,673	97,031,932
Larsen & Toubro Ltd.	1,825,146	83,161,530
TOTAL INDIA		457,328,053
Indonesia - 1.5%
PT Bank Central Asia Tbk	138,980,834	87,824,605
Ireland - 1.4%
Kingspan Group PLC (Ireland)	880,084	82,293,487
Italy - 1.3%
Ferrari NV (Italy)	186,508	76,783,087
Japan - 11.0%
Hitachi Ltd.	4,631,408	100,069,362
Hoya Corp.	690,806	86,558,551
Keyence Corp.	228,634	99,972,591
Recruit Holdings Co. Ltd.	696,100	39,916,665
Shin-Etsu Chemical Co. Ltd.	2,253,052	100,104,648
Tokio Marine Holdings, Inc.	2,447,174	96,010,325
Tokyo Electron Ltd.	518,618	108,519,518
TOTAL JAPAN		631,151,660
Netherlands - 5.9%
ASM International NV (Netherlands)	121,187	83,099,574
ASML Holding NV (Netherlands)	179,702	165,407,358
Wolters Kluwer NV	542,633	91,084,734
TOTAL NETHERLANDS		339,591,666
Sweden - 2.9%
ASSA ABLOY AB (B Shares)	2,547,795	77,591,331
Atlas Copco AB (A Shares)	5,113,287	91,004,536
TOTAL SWEDEN		168,595,867
Switzerland - 3.9%
ABB Ltd. (Reg.)	1,851,953	102,795,675
Compagnie Financiere Richemont SA Series A	646,568	98,621,904
Partners Group Holding AG	14,460	19,513,381
TOTAL SWITZERLAND		220,930,960
Taiwan - 4.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	8,150,231	238,791,817
United Kingdom - 13.6%
3i Group PLC	2,163,856	87,053,508
Ashtead Group PLC	1,237,629	89,129,723
BAE Systems PLC	5,262,206	87,763,670
Compass Group PLC	2,900,911	89,333,604
InterContinental Hotel Group PLC	772,132	77,788,961
London Stock Exchange Group PLC	684,641	83,338,429
RELX PLC (London Stock Exchange)	2,157,172	101,813,154
Rolls-Royce Holdings PLC (a)	13,927,986	80,645,866
Sage Group PLC	5,833,543	81,442,520
TOTAL UNITED KINGDOM		778,309,435
United States of America - 16.5%
Arthur J. Gallagher & Co.	284,502	80,653,472
Experian PLC	1,861,554	87,875,394
Holcim AG	903,585	84,440,385
Linde PLC	174,225	79,011,038
Marsh & McLennan Companies, Inc.	363,999	81,015,257
MasterCard, Inc. Class A	183,784	85,222,479
Moody's Corp.	193,355	88,262,690
S&P Global, Inc.	176,454	85,532,547
Schneider Electric SA	464,755	112,022,343
Visa, Inc. Class A	316,405	84,059,316
Waste Connections, Inc. (Canada)	438,188	77,932,179
TOTAL UNITED STATES OF AMERICA		946,027,100
TOTAL COMMON STOCKS (Cost $3,993,111,889)		5,715,839,661

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	48,081,135	48,090,752
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	53,130,087	53,135,400
TOTAL MONEY MARKET FUNDS (Cost $101,226,152)		101,226,152

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $4,094,338,041)	5,817,065,813
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(71,383,375)
NET ASSETS - 100.0%	5,745,682,438

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	69,951,135	1,452,004,015	1,473,871,187	3,485,041	6,789	-	48,090,752	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	12,706,225	510,230,561	469,801,386	37,061	-	-	53,135,400	0.2%
Total	82,657,360	1,962,234,576	1,943,672,573	3,522,102	6,789	-	101,226,152

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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